NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS: Initial Public Offering (Details) - $ / shares	12 Months Ended
	Jun. 30, 2018	Dec. 18, 2017
Trading Symbol	DOGZ
Common Class A
Shares, Issued		10,913,631
Shares Issued, Price Per Share		$ 5.00